Personnel expenses - Number of employees at year-end (Details)	12 Months Ended
	Dec. 31, 2018 employee item	Dec. 31, 2017 employee	Dec. 31, 2016 employee
Personnel expense
Number of women employees	118	122	122
Number of men employees	120	128	134
Number of employees	238	250	256
Number of full time employees	230	243	250
Percentage of allocation of women in full-time employees	49.00%	48.00%	47.00%
Percentage of allocation of men in full-time employees	51.00%	52.00%	53.00%
Number of part time employees	8	7	6
Percentage of allocation of women in part-time employees	75.00%	86.00%	83.00%
Percentage of allocation of men in part-time employees	25.00%	14.00%	17.00%
Number of permanent employees	236	246	251
Percentage of allocation of women in permanent employees	50.00%	49.00%	48.00%
Percentage of allocation of men in permanent employees	50.00%	51.00%	52.00%
Number of temporary employees	2	4	5
Percentage of allocation of women in temporary employees	50.00%	50.00%	20.00%
Percentage of allocation of men in temporary employees	50.00%	50.00%	80.00%
Number of managers	29	31	33
Number of non-management employees	209	219	223
Number of consultants | item	32